Sale of the asset management unit and discontinued operations (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees and commissions, net	$ 13,669	$ 10,021	$ 10,619
Gain (Loss) on Disposition of Assets, Total	455
Investment fund trading [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees and commissions, net	$ 567	$ 2,588	$ 2,832